Common Stock (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Common Stock (Details) [Line Items]
Number of votes	one
Revision of Prior Period, Adjustment [Member]
Common Stock (Details) [Line Items]
Common stock, shares authorized	600,000,000	600,000,000